Significant Accounting Policies (Details) - USD ($)				3 Months Ended	6 Months Ended	9 Months Ended
	Aug. 19, 2025	Aug. 15, 2025	Aug. 13, 2025	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Significant Accounting Policies [Line Items]
Cash					$ 1,027,588	$ 1,663,042
Cash equivalents
Cash held in trust account					178,185,780	175,137,749
Federal depository insurance coverage					250,000	250,000
Deferred offering costs					1,113,013	1,113,013
Representative share amount					750,000	750,000
Legal and other expenses					363,013	363,013
Unrecognized tax benefits
Accrued for interest and penalties
Income tax provision					0	0
Gross proceeds						22,500,000
Increase to deferred underwriting commissions due to exercise of over-allotment option					675,000
Underwriting over allotment option					675,000
Underwriting adjustment balance					$ 5,175,000	4,500,000
Percentage of deferred commissions					3.00%
Sponsor [Member]
Significant Accounting Policies [Line Items]
Due from related party						$ 8,026
Over-Allotment Option [Member]
Significant Accounting Policies [Line Items]
Option exercise (in Shares)		2,250,000
Gross proceeds	$ 22,500,000				$ 22,500,000
Sold units (in Shares)		2,250,000			2,250,000	2,250,000
Initial Public Offering [Member]
Significant Accounting Policies [Line Items]
Number of units issued (in Shares)			15,000,000
Sold units (in Shares)					15,000,000
Class A Ordinary Shares [Member]
Significant Accounting Policies [Line Items]
Number of units issued (in Shares)					17,250,000	17,250,000
Ordinary shares, shares issued (in Shares)					551,250	551,250
Ordinary shares, shares outstanding (in Shares)					551,250	551,250
Redeemable Class A ordinary shares [Member]
Significant Accounting Policies [Line Items]
Ordinary shares, shares issued (in Shares)
Ordinary shares, shares outstanding (in Shares)
Non-redeemable Class A & Class B ordinary shares [Member]
Significant Accounting Policies [Line Items]
Ordinary shares, shares issued (in Shares)
Ordinary shares, shares outstanding (in Shares)